AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Jun. 30, 2022	Mar. 31, 2022
Amounts Receivable and Other Assets
Sales tax refundable	$ 81,333	$ 25,354
Contributions receivable (note 7 (b))	0	1
Prepaid insurance and expense	51,123	23,462
Total	$ 132,456	$ 48,817